UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January  1, 2018 to December 31, 2018
Date of Report (Date of earliest event reported) February 1, 2019
Commission File Number of securitizer:  __________
Central Index Key Number of securitizer:  0001749317

CONSUMER LOAN ASSET FUND1
(Exact name of securitizer as specified in its charter)
Eric Schneider, Co-Managing Member of the Administrator of
Consumer Loan Asset Fund, (929) 293-1133
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
___________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing
_________________________
1  Consumer Loan Asset Fund, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: UCL Funding Trust 2018-1.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CONSUMER LOAN ASSET FUND
(Securitizer)

By:          /s/ Eric Schneider
Name:     Eric Schneider
Title:       Co-Managing Member of OCO Capital Partners LP, the Administrator of Consumer Loan Asset Fund

Dated:  February 1, 2019